Consolidated Statements Of Equity (Restated) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Share Purchase Warrants [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]
Balances, (Restated Note 28), Value at Dec. 31, 2010	$ 1,809,975	$ 3,378,921	$ 11,832	$ 1,303,581	$ 33,075	$ (2,920,351)	$ 2,917
Balances, (Restated Note 28), Shares at Dec. 31, 2010		568,560,669
Net loss	(634,306)					(587,725)	(46,581)
Other comprehensive income (loss)	(37,456)				(35,375)		(2,081)
Shares issued for:
Exercise of stock options, value	21,890	36,961		(15,071)
Exercise of stock options, shares	2,675,335	2,594,270
Rights offering, value (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)	2,351,988	2,346,277		5,711
Rights offering, share (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)		84,867,671
Exercise of share purchase warrants (Note 16 (b)), net of issue costs of $1,065	500,515	512,347	(11,832)
Exercise of share purchase warrants (Note 16 (b)), net of issue costs of $1,065		55,122,253
Exercise of subscription right, value (Note 16 (b))	535,908	535,908
Exercise of subscription right, shares (Note 16 (b))		27,896,570
Bonus shares, value	120	8,335		(8,215)
Bonus shares, shares	315,777	315,777
Share purchase plan, value	618	618
Share purchase plan, shares	25,766	25,766
Other increase in noncontrolling interests (Note 18)	60,785						60,785
Rights offering (Note 16 (d))
Dilution gains (losses)	61			61
Stock-based compensation (net of reclassifications of 2012 - $290 (2011 - $0))	103,654			103,654
Balances, (Restated Note 28), Value at Dec. 31, 2011	4,713,752	6,819,367		1,389,721	(2,300)	(3,508,076)	15,040
Balances, (Restated Note 28), Shares at Dec. 31, 2011	739,382,976	739,382,976
Net loss	(558,233)					(412,071)	(146,162)
Other comprehensive income (loss)	19,925				15,149		4,776
Shares issued for:
Exercise of stock options, value	39,807	71,887		(32,080)
Exercise of stock options, shares	6,069,382	5,823,443
Rights offering, value (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)	2,237,397	2,237,331		66
Rights offering, share (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)		259,558,050
Exercise of subscription right, value (Note 16 (b))	8,489	8,489
Exercise of subscription right, shares (Note 16 (b))		439,216
Bonus shares, value		7,760		(7,760)
Bonus shares, shares	291,625	291,625
Share purchase plan, value	560	560
Share purchase plan, shares	40,220	40,220
Other increase in noncontrolling interests (Note 18)	107,331			(29,542)			136,873
Share purchase warrants (Note 16 (c))	164,385			164,385
Rights offering (Note 16 (d))	(688,402)					(688,402)
Dilution gains (losses)	(68,749)			(68,749)
Stock-based compensation (net of reclassifications of 2012 - $290 (2011 - $0))	104,704			104,704
Balances, (Restated Note 28), Value at Dec. 31, 2012	$ 6,080,966	$ 9,145,394		$ 1,520,745	$ 12,849	$ (4,608,549)	$ 10,527
Balances, (Restated Note 28), Shares at Dec. 31, 2012	1,005,535,530	1,005,535,530